Long Term Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long Term Debt	Long Term Debt
Long term debt is comprised of the following borrowings :

Borrower	Commencement	Maturity	December 31, 2019	June 30, 2020
Maxdekatria	July 2018	January 2020	10,250	—
Pentakomo	July 2018	January 2020	10,250	—
Safe Bulkers	April 2019	June 2022	10,000	9,000
Maxtessera	November 2018	October 2022	24,000	23,000
Safe Bulkers	December 2019	December 2022	—	19,000
Shikokupente - Shikokuennia - Pemer - Petra	July 2019	January 2023	10,000	9,170
Maxeikosiexi	September 2015	March 2023	5,186	4,730
Marathassa	September 2015	March 2023	5,622	5,143
Marinouki	September 2015	March 2023	8,487	7,751
Kerasies	September 2015	March 2023	5,942	5,435
Soffive	September 2015	March 2023	9,193	8,382
Eptaprohi	September 2015	March 2023	43,294	39,544
Shikokupente	August 2018	August 2023	13,455	13,160
Shikokuennia	October 2018	October 2023	15,267	14,775
Petra	November 2018	November 2023	7,343	6,477
Pemer	November 2018	November 2023	7,343	6,477
Maxeikosiepta	December 2018	December 2023	4,500	4,250
Shikokuepta	February 2016	February 2024	18,783	17,967
Avstes	June 2019	May 2024	6,190	5,985
Safe Bulkers - Maxeikositria - Maxeikosi - Maxpente - Maxeikositessera - Maxenteka - Marindou	November 2018	August 2024	27,500	23,050
Maxeikositria	September 2017	August 2024	11,239	10,893
Maxeikosi	September 2017	August 2024	11,239	10,893
Maxpente	September 2017	August 2024	16,750	16,100
Maxeikositessera	September 2017	August 2024	11,700	11,310
Maxenteka	September 2017	August 2024	13,934	13,536
Safe Bulkers	November 2014	September 2024	86,504	82,631
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2024	44,750	44,000
Maxdeka	November 2019	August 2025	21,020	20,055
Shikoku Friendship	November 2019	August 2025	22,111	21,096
Shikokutessera	November 2019	August 2025	21,459	20,486
Glovertwo	November 2019	August 2025	20,209	19,283
Maxeikosiena	September 2015	September 2025	19,292	18,754
Maxdekatria	January 2020	January 2026	—	15,500
Pentakomo	January 2020	January 2026	—	15,500
Youngtwo	January 2017	January 2027	22,207	21,770
Monagrouli	April 2020	April 2027	—	26,400
Shikokuokto	December 2019	December 2027	20,000	19,000
Gloversix	December 2019	December 2027	20,800	19,760
Total			605,819	630,263
Current portion of Long-term debt			65,473	63,867
Long-term debt			540,346	566,396

Total debt	605,819	630,263
Current portion of deferred financing costs	1,419	1,449
Deferred financing costs non-current	3,351	3,366
Total deferred financing costs	4,770	4,815
Total debt	605,819	630,263
Less: Total deferred financing costs	4,770	4,815
Total debt, net of deferred financing costs	601,049	625,448
Less: Current portion of long-term debt, net of current portion of deferred financing costs	64,054	62,418
Long-term debt, net of deferred financing costs, non-current	536,995	563,030

Details of the loans and credit facilities are included in Note 6 of the Company’s consolidated financial statements for the year ended December 31, 2019 included in the Company’s Annual Report on Form 20-F. Amendments made to the repayment schedule of our loan and credit facilities until June 30, 2020, are presented in the above table. No change has been made to the debt covenants of our loan and credit facilities.

Our credit and loan facilities bear interest at LIBOR plus a margin, except for each of Maxeikosiena and Youngtwo loan facilities and for a portion of each of Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities. Each of the Maxeikosiena and Youngtwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase obligation price of each vessel. A portion of each of the Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of each vessel.

Our loans and credit facilities are generally repayable by either quarterly or semi-annual principal instalments and a balloon payment due on maturity, with the exception of the Maxeikosiena and Youngtwo loan facilities, that are repayable by principal instalments every 45 days out of a portion of the bareboat hire payment and a balloon payment due on maturity equal to the purchase obligation.

The fair value of debt outstanding on June 30, 2020 amounted to $634,442 when valuing the Maxeikosiena, Youngtwo, Shikokutessera, Maxdeka, Shikoku and Glovertwo loan facilities on the basis of the deemed equivalent fixed rate, as applicable on June 30, 2020, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

As of June 30, 2020, an amount of $1,000 was available for drawdown under the above loans and credit facilities. The estimated minimum annual principal payments required to be made after June 30, 2020, based on the loan and credit facility agreements as amended, are as follows:

To June 30,
2021	$63,867
2022	86,875
2023	133,674
2024	87,579
2025	144,573
2026 and thereafter	113,695
Total	$630,263

As of June 30, 2020, the Company was in compliance with all debt covenants in effect, with respect to its loans and credit facilities.